SCHEDULE FAIR VALUE WARRANTS (Details)	Mar. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Common stock price		$ 11.09
Common stock price		$ 11.89
Measurement Input, Share Price [Member]
Common stock price		0.01
Measurement Input, Expected Dividend Rate [Member]
Common stock price		0
Measurement Input, Expected Term [Member]
Term		9 years 9 months 7 days
Measurement Input, Price Volatility [Member]
Common stock price		90.00
Measurement Input, Risk Free Interest Rate [Member]
Common stock price		3.90
Initial Measurement [Member]
Common stock price	$ 3.00	$ 14.00
Common stock price	$ 2.99	13.99
Initial Measurement [Member] | 10 Warrants [Member]
Common stock price		14.00
Common stock price		$ 10.42
Initial Measurement [Member] | Measurement Input, Share Price [Member]
Common stock price	0.01	0.01
Initial Measurement [Member] | Measurement Input, Share Price [Member] | 10 Warrants [Member]
Common stock price		10.00
Initial Measurement [Member] | Measurement Input, Expected Dividend Rate [Member]
Common stock price	0	0
Initial Measurement [Member] | Measurement Input, Expected Dividend Rate [Member] | 10 Warrants [Member]
Common stock price		0
Initial Measurement [Member] | Measurement Input, Expected Term [Member]
Term	9 years 6 months 7 days	10 years
Initial Measurement [Member] | Measurement Input, Expected Term [Member] | 10 Warrants [Member]
Term		10 years
Initial Measurement [Member] | Measurement Input, Price Volatility [Member]
Common stock price	89.00	94.00
Initial Measurement [Member] | Measurement Input, Price Volatility [Member] | 10 Warrants [Member]
Common stock price		85.00
Initial Measurement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Common stock price	3.43	3.90
Initial Measurement [Member] | Measurement Input, Risk Free Interest Rate [Member] | 10 Warrants [Member]
Common stock price		4.10